Financial Instruments (Details) - Schedule of acts to reduce the foreign exchange risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash	$ 11,063	$ 699
Other receivables	310	30
Restricted deposits	39	37
Liabilities:
Trade payables	39	55
Other payables	558	65
Liability in respect of warrants	1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	8,987	646
Dollar [Member]
Assets:
Cash	10,359	250
Other receivables
Restricted deposits
Liabilities:
Trade payables	39	20
Other payables	200	6
Liability in respect of warrants	1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	8,292	224
NIS [Member]
Assets:
Cash	693	384
Other receivables	210	30
Restricted deposits	39	37
Liabilities:
Trade payables		27
Other payables	358	59
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	584	365
Euro [Member]
Assets:
Cash	4	58
Other receivables	100
Restricted deposits
Liabilities:
Trade payables		6
Other payables
Liability in respect of warrants
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	104	52
GBP [Member]
Assets:
Cash	7	7
Other receivables
Restricted deposits
Liabilities:
Trade payables		2
Other payables
Liability in respect of warrants
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	$ 7	$ 5